Related Parties - Schedule of Short Term Due to Related Parties (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Due to related parties	₺ 12,082	₺ 45,331
Turkcell Vakfi [member]
Disclosure of transactions between related parties [line items]
Due to related parties	9,145	39,544
Sofra [member]
Disclosure of transactions between related parties [line items]
Due to related parties	1,942
Telia [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	331	469
Kyivstar GSM JSC [member]
Disclosure of transactions between related parties [line items]
Due to related parties		3,591
Wind Telecomunicazioni SPA [member]
Disclosure of transactions between related parties [line items]
Due to related parties		886
Telia Sonera International Carrier A g [member]
Disclosure of transactions between related parties [line items]
Due to related parties		523
Other [member]
Disclosure of transactions between related parties [line items]
Due to related parties	₺ 664	₺ 318